Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Charter Hire Receivable
Amount
December 31, 2021	$244,032
December 31, 2022	168,881
December 31, 2023	112,889
December 31, 2024	39,770
Thereafter	12,933
Total minimum lease revenue, net of address commissions	$578,505